Loss per share	12 Months Ended
Dec. 31, 2013
Loss per share
Loss per share

15.          Loss per share

Basic and diluted loss per share for each of the years ended December 31, 2011, 2012 and 2013 presented are calculated as follows:

	Years ended December 31,
	2011	2012	2013
	Ordinary shares	Ordinary shares	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	US$	RMB	US$

Basic loss per share:
Numerator:
Net loss	(45,951)	(91,113)	(183,368)	(30,290)	(3,921)	(648)
Deemed dividend (note 12)	(31,181)	—	—	—	—	—
Net loss attributable to ordinary shareholders for computing basic loss per share	(77,132)	(91,113)	(183,368)	(30,290)	(3,921)	(648)
Denominator:
Weighted average ordinary shares outstanding	151,820,420	281,682,508	299,524,536	299,524,536	6,403,973	6,403,973
Basic loss per share:	(0.51)	(0.32)	(0.61)	(0.10)	(0.61)	(0.10)
Basic loss per ADS*:	(1.53)	(0.96)			(1.83)	(0.30)

Diluted loss per share:
Numerator:
Net loss	(45,951)	(91,113)	(183,368)	(30,290)	(3,921)	(648)
Deemed dividend (note 12)	(31,181)	—	—	—	—	—
Reallocation of net loss attributable to ordinary shareholders as a result of conversion of Class A to Class B ordinary shares (note 14)	—	—	—	—	(183,368)	(30,290)
Net loss attributable to ordinary shareholders for computing diluted loss per share	(77,132)	(91,113)	(183,368)	(30,290)	(187,289)	(30,938)
Denominator:
Weighted average ordinary shares outstanding	151,820,420	281,682,508	299,524,536	299,524,536	6,403,973	6,403,973
Conversion of Class A to Class B ordinary shares (note 14)	—	—	—	—	299,524,536	299,524,536
Weighted-average number of shares outstanding- diluted	151,820,420	281,682,508	299,524,536	299,524,536	305,928,509	305,928,509

Diluted loss per share:	(0.51)	(0.32)	(0.61)	(0.10)	(0.61)	(0.10)
Diluted loss per ADS*:	(1.53)	(0.96)			(1.83)	(0.30)

*The Company was listed on November 1, 2013 with issuance of a total of 12,777,650 ADSs. Each ADS represents three Class B ordinary shares. The net loss per ADS for the years ended December 31, 2011, 2012 and 2013 were calculated using the same conversion ratio assuming the ADSs had been in existence during these periods.

The ordinary shares subject to redemption at the option of the shareholders recorded in mezzanine equity were included in the weighted average number of ordinary shares outstanding because such ordinary shareholders have the same contractual rights and obligations to share in the profits and losses of the Company as ordinary shareholders without redemption rights. As there has been no adjustment to the carrying value of the redeemable ordinary shares, the loss per share is the same for both redeemable and non-redeemable ordinary shares for all periods presented. Share entitlements are not considered participating securities because they do not have contractual rights and obligations to share in the profits or losses of the Company.

The Company’s Convertible Preferred Shares were participating securities because they had contractual rights to share in the profits but not losses of the Company. For the year ended December 31, 2011, the computation of basic loss per share using the two-class method was not applicable as the Company was in a net loss position. For the year ended December 31, 2012, the computation of basic loss per share using the two-class method was not applicable because there were no participating securities outstanding. For the year ended December 31, 2013, the two-class method is applicable because the Company has two classes of ordinary shares outstanding, Class A and Class B ordinary shares, respectively (notes 2 and14). Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for conversion and voting rights. Each Class A ordinary share is convertible into one Class B ordinary share at any time, while Class B ordinary shares cannot be converted into Class A ordinary shares under any circumstances. Each Class A ordinary share is entitled to three votes and each Class B ordinary share is entitled to one vote.

The effects of all outstanding share options (note 16) have been excluded from the computation of diluted loss per share for the years ended December 31, 2011, 2012 and 2013 as their effects would be anti-dilutive. Convertible Preferred Shares have also been excluded from the computation of diluted loss per share for the year ended December 31, 2011 as their effects would be anti-dilutive.